Income Taxes (Details Narrative) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax liability	$ 3,037,147	$ 3,037,147
Deferred tax liability, financial reporting basis	11,038,929	11,038,929
Deferred tax liability, tax basis	$ 1,782	$ 1,782